The table below shows the direct interest (common shares and preferred shares) as of December 31, 2021, 2020 and 2019: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sterrebeeck B.V. [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 1,809,583	R$ 1,809,583	R$ 1,809,583
Common Shares (%)	47.40%	47.40%	47.40%
Preferred Shares (thousand)	R$ 1,733,644	R$ 1,733,644	R$ 1,733,644
Preferred Shares (%)	47.10%	47.10%	47.10%
Total Shares (thousand)	R$ 3,543,227	R$ 3,543,227	R$ 3,543,227
Total Shares (%)	47.30%	47.30%	47.30%
Grupo Empresarial Santander S.L. [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 1,627,891	R$ 1,627,891	R$ 1,107,673
Common Shares (%)	42.60%	42.60%	29.00%
Preferred Shares (thousand)	R$ 1,539,863	R$ 1,539,863	R$ 1,019,645
Preferred Shares (%)	41.90%	41.80%	27.70%
Total Shares (thousand)	R$ 3,167,754	R$ 3,167,755	R$ 2,127,318
Total Shares (%)	42.20%	42.20%	28.40%
Banco Santander S.A. [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 2,696	R$ 2,696	R$ 521,964
Common Shares (%)	0.10%	0.10%	13.70%
Preferred Shares (thousand)			R$ 519,268
Preferred Shares (%)	0.00%	0.00%	14.10%
Total Shares (thousand)	R$ 2,696	R$ 2,696	R$ 1,041,232
Total Shares (%)	0.00%	0.04%	13.90%
Directors [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 4,939	R$ 4,034	R$ 4,525
Common Shares (%)	0.10%	0.10%	0.10%
Preferred Shares (thousand)	R$ 5,029	R$ 4,034	R$ 4,524
Preferred Shares (%)	0.10%	0.10%	0.10%
Total Shares (thousand)	R$ 9,968	R$ 8,067	R$ 9,049
Total Shares (%)	0.10%	0.11%	0.10%
StockholdersOtherMember
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 357,831	R$ 353,616	R$ 355,722
Common Shares (%)	9.40%	9.30%	9.30%
Preferred Shares (thousand)	R$ 385,545	R$ 381,420	R$ 383,519
Preferred Shares (%)	10.50%	10.40%	10.40%
Total Shares (thousand)	R$ 743,374	R$ 735,036	R$ 739,241
Total Shares (%)	9.90%	9.80%	9.90%
Total [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 3,802,940	R$ 3,799,866	R$ 3,801,993
Common Shares (%)	99.60%	99.50%	99.60%
Preferred Shares (thousand)	R$ 3,664,081	R$ 3,661,007	R$ 3,663,133
Preferred Shares (%)	99.60%	99.50%	99.50%
Total Shares (thousand)	R$ 7,467,019	R$ 7,460,873	R$ 7,465,126
Total Shares (%)	99.50%	99.50%	99.60%
Treasury shares [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 15,755	R$ 18,829	R$ 16,702
Common Shares (%)	0.40%	0.50%	0.40%
Preferred Shares (thousand)	R$ 15,755	R$ 18,829	R$ 16,702
Preferred Shares (%)	0.40%	0.50%	0.50%
Total Shares (thousand)	R$ 31,510	R$ 37,658	R$ 33,404
Total Shares (%)	0.50%	0.50%	0.40%
StockholdersTotalIIMember
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 3,818,695	R$ 3,818,695
Common Shares (%)	100.00%	100.00%
Preferred Shares (thousand)	R$ 3,679,836	R$ 3,679,836
Preferred Shares (%)	100.00%	100.00%
Total Shares (thousand)	R$ 7,498,529	R$ 7,498,531
Total Shares (%)	100.00%	100.00%
Free Float [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 357,830	R$ 355,662	R$ 358,248
Common Shares (%)	9.40%	9.30%	9.40%
Preferred Shares (thousand)	R$ 385,544	R$ 383,466	R$ 386,053
Preferred Shares (%)	10.50%	10.40%	10.50%
Total Shares (thousand)	R$ 743,374	R$ 739,128	R$ 744,301
Total Shares (%)	9.90%	9.90%	9.90%
Employees [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)		R$ 2,046	R$ 2,526
Common Shares (%)		0.10%	0.10%
Preferred Shares (thousand)		R$ 2,046	R$ 2,533
Preferred Shares (%)		0.10%	0.10%
Total Shares (thousand)		R$ 4,092	R$ 5,059
Total Shares (%)		0.05%	0.10%